Note 7 - Income Taxes (Details) - Income Taxes Expenses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ (2)	$ (2)
State	75	99
	73	97
	$ 73	$ 97